INVESTMENT SECURITIES - Balances of investment securities (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 343,332,362	$ 303,076,129
Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(11,855,131)	(11,419,302)
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	14,259,498	14,160,846
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	290,172,863	258,433,837
Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(11,669,112)	(11,255,423)
Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	37,493,866	28,966,356
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,406,135	1,515,090
Investment securities [member]
Disclosure of financial assets [line items]
Financial assets	44,664,373	36,061,764
Investment securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	44,675,071	36,068,959
Investment securities [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(10,698)	(7,195)
Investment securities at amortised cost [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	5,775,070	5,580,128
Investment securities at fair value [member]
Disclosure of financial assets [line items]
Financial assets	38,900,001	30,488,831
Debt securities [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	48,010,223	39,334,862
Debt securities [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(10,698)	(7,195)	$ (737)	$ (71)
Debt securities [member] | Investment securities [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets		7,385
Debt securities [member] | Investment securities [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	5,775,070	5,580,128
Debt securities [member] | Investment securities [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	37,493,866	28,966,356
Debt securities [member] | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	5,775,070	5,580,128
Debt securities [member] | Investment securities at amortised cost [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(10,698)	(7,195)
Debt securities [member] | Investment securities at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of financial assets [line items]
Financial assets		7,385
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	37,493,866	28,966,356
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	37,493,866	28,966,356
Debt securities [member] | Investment securities at fair value [member] | Financial assets measured at fair value through other comprehensive income, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(123,978)	(96,486)	$ (34,080)	$ (99,017)
Equity investments | Investment securities [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	1,406,135	1,515,090
Equity investments | Investment securities at fair value [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,406,135	$ 1,515,090